Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and other short-term benefits		$ 2,247	$ 1,956
Other long-term benefits		47	44
Share-based payment	[1]	1,917	1,680
Total		$ 4,211	$ 3,680

[1]	Share-based payment represents the amount capitalized or expensed during the period (see Note 10).